Employment Benefits - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Employment Benefit Obligations [Line Items]
Gain (loss) on accumulated remeasurement components	₩ 8,027	₩ (95,694)
Return on plan assets	112,403	131,078
Cost of sales
Disclosure Of Employment Benefit Obligations [Line Items]
Employee benefit expense	95,639	87,998	₩ 85,560
Selling and administrative expense
Disclosure Of Employment Benefit Obligations [Line Items]
Employee benefit expense	22,729	16,221	16,012
Construction In Process And Others
Disclosure Of Employment Benefit Obligations [Line Items]
Employee benefit expense	₩ 17,749	₩ 15,701	₩ 15,639